Commitments and Contingencies - Minimum Purchase Obligations (Detail) - C O 2 Purchase Contract - Predecessor $ in Thousands	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
2017	$ 1,386
2018	1,690
2019	1,934
2020	1,934
2021	1,934
2022 and thereafter	2,665
Total estimated minimum purchase obligations under CO2 contracts	$ 11,543